Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other assets [Abstract]
Disclosure of detailed information about other assets [text Block]
The balance as of December 31, 2017 and 2016 of other assets is comprised as follows:

	2017	2016
Current
Partners in joint operations (1)	583,656	735,032
Prepaid expenses	115,866	140,606
Advanced payments to contractors and suppliers	103,762	151,871
Related parties (Note 31)	7,716	7,135
Other assets	69,425	988
	880,425	1,035,632
Non-current
Abandonment and pension funds (2)	323,621	312,423
Employee benefits	202,012	187,969
Advanced payments and deposits	74,225	63,402
Judicial deposits and attachments	43,248	140,338
Trust funds	32,748	87,602
Other assets	5,155	35,002
	681,009	826,736

(1)
Corresponds to the net value of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.

(2)
Corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities as well as the payment of future retirement pensions in some association contracts.